Schedule of Investments (unaudited) November 30, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 146.8%

California — 1.7%

Tobacco — 1.7%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$535	$550,574

Massachusetts — 139.6%

County/City/Special District/School District — 3.4%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	1,000	1,103,790

Education — 58.6%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/54(a)	545	577,384
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	1,000	1,140,100
Emerson College Issue, Series A, 5.25%, 01/01/42	500	586,125
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(b)	250	258,525
Merrimack College, 5.00%, 07/01/47	550	613,014
Mount Holyoke College, Series B, 5.00%, 07/01/41	500	526,210
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,123,710
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	200	231,130
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,122,633
Wentworth Institute Technology, 5.00%, 10/01/46	500	563,945
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	977,802
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	1,958,265
Emerson College, Series A, 5.00%, 01/01/20(b)	185	185,564
Emerson College, Series A, 5.00%, 01/01/20(b)	15	15,045
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	289,735
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	150	169,518

Security	Par (000)	Value

Education (continued)
International Charter School, 5.00%, 04/15/40	$1,000	$1,083,300
Suffolk University, 4.00%, 07/01/39	500	536,330
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,722,503
Wellesley College Issue, Series L, 4.00%, 07/01/44	250	283,480
Western New England University, 5.00%, 09/01/43	500	586,015
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,146,750
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	180	183,967
Massachusetts Health & Educational Facilities Authority, RB, Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	70,193
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	551,070
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,276,780
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	547,975

		19,327,068

Health — 18.7%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 5.00%, 06/01/39	250	296,802
Atrius Health Issue, Series A, 4.00%, 06/01/49	250	264,710
Boston Medical Center, Series E, 4.00%, 07/01/38	500	538,235
Carleton-Willard Village, 5.63%, 12/01/30	500	500,485
New Bridge Charles, Inc., 4.13%, 10/01/42(c)	550	574,805
Partners Healthcare, Series L, 5.00%, 07/01/21(b)	995	1,056,083
Partners Healthcare, Series L, 5.00%, 07/01/36	5	5,276
Series A, 5.00%, 07/01/44	250	293,005

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Massachusetts Health & Educational Facilities Authority, RB:
Children’s Hospital, Series M, 5.25%, 12/01/19(b)	$600	$600,000
Children’s Hospital, Series M, 5.50%, 12/01/19(b)	500	500,000
Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	500	501,605
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/20(b)	1,000	1,024,020

		6,155,026

Housing — 8.9%
Massachusetts HFA, RB, M/F Housing:
Series A, 3.80%, 12/01/43	500	531,305
Series A (FHA), 5.25%, 12/01/35	185	188,221
Series C-1, 3.15%, 12/01/49(a)	1,000	1,002,760
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	500	532,895
Series C, 5.00%, 12/01/30	135	137,388
Series C, 5.35%, 12/01/42	545	550,832

		2,943,401

State — 26.1%
Commonwealth of Massachusetts, GO:
Series C, 5.00%, 07/01/45	1,000	1,164,380
Series G, 4.00%, 09/01/42	1,000	1,101,150
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series A, 5.25%, 07/01/29	730	968,389
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,528,673
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	500	555,640
Series B, 5.00%, 10/15/21(b)	1,000	1,073,160
Massachusetts State College Building Authority, Refunding RB, Series B (AGC), 5.50%, 05/01/39	825	1,203,724

		8,595,116

Transportation — 23.9%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(b)	1,000	1,097,790
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(b)	500	529,095

Security	Par (000)	Value

Transportation (continued)
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 01/01/32	$1,120	$1,123,416
5.00%, 01/01/37	1,000	1,003,050
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 07/01/42	1,000	1,076,460
Series B, 5.00%, 07/01/45	1,750	2,001,090
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	1,000	1,056,860

		7,887,761

Total Municipal Bonds in Massachusetts		46,012,162

Puerto Rico — 5.5%

State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	113	116,678
Series A-1, 5.00%, 07/01/58	747	785,194
Series A-2, 4.33%, 07/01/40	150	151,732
Series A-2, 4.78%, 07/01/58	168	173,242

		1,226,846

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	215	218,260

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	115	119,585
5.13%, 07/01/37	75	77,963
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	170	172,503

		370,051

Total Municipal Bonds in Puerto Rico		1,815,157

Total Municipal Bonds — 146.8% (Cost — $44,600,918)		48,377,893

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Massachusetts — 15.3%

Education — 10.4%
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	$1,006	$1,048,891
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(e)	2,000	2,372,880

		3,421,771

Health — 1.5%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	430	488,106

State — 3.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,001	1,133,251

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.3% (Cost — $4,796,779)		5,043,128

Total Long-Term Investments — 162.1% (Cost — $49,397,697)		53,421,021

Security	Shares	Value

Short-Term Securities — 5.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(f)(g)	$1,953,254	$1,953,449

Total Short-Term Securities — 5.9% (Cost — $1,953,449)		1,953,449

Total Investments — 168.0% (Cost — $51,351,146)		55,374,470

Liabilities in Excess of Other Assets — (2.8)%		(927,268)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%		(3,142,741)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (55.7)%		(18,347,228)

Net Assets Applicable to Common Shares — 100.0%		$32,957,233

(a)	When-issued security.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2024, is $1,551,389.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	76,210	1,877,044	1,953,254	$1,953,449	$1,383	$(2)	$3

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	5	03/20/20	$647	$735
Long U.S. Treasury Bond	10	03/20/20	1,590	3,579
5-Year U.S. Treasury Note	3	03/31/20	357	226

				$4,540

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$53,421,021	$—	$53,421,021
Short-Term Securities	1,953,449	—	—	1,953,449

	$1,953,449	$53,421,021	$—	$55,374,470

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$4,540	$—	$—	$4,540

(a) See above Schedule of Investments for values in each sector/state or political subdivision.
(b) Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,136,631)	$—	$(3,136,631)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(21,636,631)	$—	$(21,636,631)

5